Fair Value Measurement	6 Months Ended
Jun. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Note 4. Fair Value
Fair Value Hierarchy

December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	—	—	1,994	1,994
Related party payables	347	—	—	347

December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$16,841	$—	$—	$16,841

Liabilities:
Embedded derivative liability	—	—	1,641	1,641
Related party payables	580	—	—	580
Derivative Liabilities
Embedded derivative liabilities contained within the 2025 Notes (as defined and further described in Note 5. Borrowings) are stated at fair value. Fair value is determined utilizing a discounted cash flows method, using unobservable market data inputs, and an option pricing model based on management’s probability weighted expected outcome with respect to a financing or a change of control. A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	December 31, 2023	December 31, 2022
Discount Rate	35% - 36%	35% - 38%
Probability of Expected Outcomes
Financing	95%	85%
Change in control	3%	10%
Other	2%	5%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 88%	—
Probability of Expected Outcomes
Financing	95%	—
Change in control	3%	—
Other	2%	—
Significant increases or decreases to any of these inputs would result in a significantly higher or lower liability.
The following tables present information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis:

	Embedded Derivative Liability	Derivative Liability
Balance as of January 1, 2022	$—	$1,389
Issuance	1,576	—
Settlement	—	(1,431)
Change in fair value	65	42
Balance as of December 31, 2022	$1,641	$—
Issuance	1,119	—
Change in fair value	(766)	—
Balance as of December 31, 2023	$1,994	$—
The total net change in fair value included in earnings for the years ended December 31, 2023 and 2022 were $(766) and $107, respectively.
The carrying amounts of prepaid expenses and other current assets, due from related parties, other assets, accounts payable, accrued expenses, accrued employee benefits, other current liabilities and other liabilities approximate fair value due to the short maturity terms of these instruments. The fair value of the Company's convertible promissory note as of December 31, 2023 and 2022 was $4,501 and $2,647.
Note 4. Fair Value
Fair Value Hierarchy

June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$12,331	$—	$—	$12,331

Liabilities:
Related party payables	$508	$—	$—	$508

December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	—	—	1,994	1,994
Related party payables	347	—	—	347
Derivative Liabilities
Embedded derivative liabilities contained within the 2025 Notes (see Note 5. Borrowings) are stated at fair value. Fair value is determined utilizing discounted cash flows, using unobservable market data inputs, and an option pricing model based on management’s probability weighted expected outcome with respect to a financing or a change of control. The derivatives associated with the 2025 notes were settled in March 2024 due to conversion of the 2025 notes in a qualified financing. A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	Settlement	December 31, 2023
Discount Rate	35%	35% - 36%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 87%	71% - 88%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%
Significant increases or decreases to any of these inputs would result in a significantly higher or lower liability.
The following tables present information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis:

Embedded Derivative Liability
Balance as of December 31, 2022	$1,641
Change in fair value	41
Issuance	647
Balance as of June 30, 2023	2,329

Balance as of December 31, 2023	1,994
Change in fair value	478
Settlement	$(2,472)
Balance as of June 30, 2024	$—
The total net change in fair value included in earnings for the six months ended June 30, 2024 and 2023 were $478 and $41, respectively.
The carrying amounts of prepaid expenses and other current assets, due from related parties, other assets, accounts payable, accrued expenses, accrued employee benefits, other current liabilities and other liabilities approximate fair value due to the short maturity terms of these instruments. The Company's convertible promissory notes were converted in March 2024 and the related embedded derivative liabilities settled as part of this conversion (see Note 5. Borrowings). The fair value of the Company's convertible promissory notes as of December 31, 2023, was $4,501.
Learn CW Investment Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
NOTE 10. FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:
•Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023, and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

December 31, 2023:	Level 1	Level 2	Level 3	Total
Assets:
Assets Held in Trust	$100,304,232	$—	$—	$100,304,232
Liabilities:
Warrant Liabilities:
Public Warrants	$230,000	$—	$—	$230,000
Private Placement Warrants	$—	$—	$142,920	$142,920
Total Warrant Liabilities	$230,000	$—	$142,920	$372,920

December 31, 2022:	Level 1	Level 2	Level 3	Total
Assets:
Assets Held in Trust	$235,578,275	$—	$—	$235,578,275
Liabilities:
Warrant Liabilities:
Public Warrants	$690,000	$—	$—	$690,000
Private Placement Warrants	$—	$—	$428,760	$428,760
Total Warrant Liabilities	$690,000	$—	$428,760	$1,118,760
The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Balance Sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statements of Operations.
Initial Measurement
The Company established the initial fair value for the Public Warrants and the Private Placement Warrants on October 13, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary share and one-fifth of one Public Warrant), and (ii) the sale of Private Placement Units, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to shares of Class A ordinary share subject to possible redemption based on their relative fair values at the initial measurement date. The Private Placement Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. For periods subsequent to the detachment of the Public Warrants from the Units, which occurred on November 29, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price on the NYSE as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows on December 31, 2023, and 2022:

Input	December 31, 2023	December 31, 2022
Share Price	$10.84	$10.00
Exercise Price	$11.50	$11.50
Risk-free rate of interest	3.78%	3.91%
Volatility	2.00%	4.50%
Term (years)	5.79	5.29
Probability Weighted Fair Value of Warrants	$1.60	$0.06
The Warrants were valued using a Monte Carlo Simulation Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility as of the IPO date, which was derived from observable warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing.
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement Warrants
Fair value as of December 31, 2022	$428,760
Change in valuation inputs or other assumptions(1)	$(285,840)
Fair value as of December 31, 2023	$142,920
__________________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the statements of operations.
Conversion Option Liability
The liability for the conversion option was valued using a Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Black Scholes model’s primary unobservable input utilized in determining the fair value of the conversion option is the expected volatility of the Class A ordinary shares. During the year ended December 31, 2023, there were no changes in the fair value of the conversion option liability. As of December 31, 2023, the fair value of the conversion feature was di minimis.
Note 10 – Fair Value Measurement
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:
•Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Assets Held in Trust	$101,592,732	$-	$-	$101,592,732
Liabilities:
Warrant Liabilities:
Public Warrants	$1,725,000	$-	$-	$1,725,000
Private Placement Warrants	-	-	1,071,900	1,071,900
Total Warrant Liabilities	$1,725,000	$-	$1,071,900	$2,796,900
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Assets Held in Trust	$100,304,232	$-	$-	$100,304,232
Liabilities:
Warrant Liabilities:
Public Warrants	$230,000	$-	$-	$230,000
Private Placement Warrants	-	-	142,920	142,920
Total Warrant Liabilities	$230,000	$-	$142,920	$372,920
The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.
Initial Measurement
The Company established the initial fair value for the Public Warrants and the Private Placement Warrants on October 13, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A ordinary share and one-fifth of one Public Warrant), and (ii) the sale of Private Placement Warrants, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption based on their relative fair values at the initial measurement date. The Public Warrants and the Private Placement Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. For periods subsequent to the detachment of the Public Warrants from the Units, which occurred on November 29, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price on the NYSE as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows on June 30, 2024 and December 31, 2023:

Input	June 30, 2024	December 31, 2023
Share Price	$10.90	$10.84
Exercise Price	$11.50	$11.50
Risk-free rate of interest	4.24%	3.78%
Volatility	3.5%	2.0%
Term	5.13	5.79
Fair Value of Warrants	$0.15	$0.02
The Warrants were valued using a Monte Carlo Simulation Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility as of the closing of the Initial Public Offering, which was derived from observable warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing.
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Warrants
Fair value as of December 31, 2023	$142,920
Change in fair value(1)	$214,380
Fair value as of March 31, 2024	$357,300
Change in fair value	$714,600
Fair value as of June 30, 2024	$1,071,900
__________________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the statement of operations.
Conversion Option Liability
The liability for the conversion option was valued using a Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Black Scholes model’s primary unobservable input utilized in determining the fair value of the conversion option is the expected volatility of the ordinary shares. During the six months ended June 30, 2024 and 2023, there were no changes in the fair value of the conversion option liability. As of June 30, 2024 and December 31, 2023, the fair value of the conversion feature was de minimis.